Note 21 - Fair Value of Financial Instruments - Estimated Fair Value of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities available for sale	$ 78,477	$ 111,974
Reported Value Measurement [Member]
Cash and cash equivalents	27,561	39,782
Securities available for sale	78,477	111,974
Loans held for sale	2,009	3,779
Loans receivable, net	551,171	463,185
FHLB stock	770	691
Accrued interest receivable	2,626	2,254
Deposits	592,811	559,387
FHLB advances and other borrowings	7,000	9,000
Accrued interest payable	236	242
Commitments to extend credit	66	36
Commitments to sell loans	(22)	(26)
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	27,561	39,782
Securities available for sale	78,477	111,974
Loans held for sale	2,009	3,779
Loans receivable, net	552,395	458,539
FHLB stock	770	691
Accrued interest receivable	2,626	2,254
Deposits	593,297	558,731
FHLB advances and other borrowings	7,018	9,000
Accrued interest payable	236	242
Commitments to extend credit	66	36
Commitments to sell loans	(22)	(26)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	27,561
Securities available for sale
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Deposits
FHLB advances and other borrowings
Accrued interest payable
Commitments to extend credit
Commitments to sell loans
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Securities available for sale	78,477
Loans held for sale	2,009
Loans receivable, net	552,395
FHLB stock	770
Accrued interest receivable	2,626
Deposits	593,297
FHLB advances and other borrowings	7,018
Accrued interest payable	236
Commitments to extend credit
Commitments to sell loans
Portion at Other than Fair Value Measurement [Member]
Cash and cash equivalents
Securities available for sale
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Deposits
FHLB advances and other borrowings
Accrued interest payable
Commitments to extend credit	184,596	165,949
Commitments to sell loans	$ 9,595	$ 8,071